Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (17,562)	$ (7,093)	$ (6,291)
Foreign currency translation adjustments	171	(438)	(315)
Net unrealized gain (loss) on available-for-sale securities	43	(32)	405
Reclassification adjustment for gain on available-for-sale securities	(99)	(253)	(14)
Total comprehensive loss	(17,447)	(7,816)	(6,215)
Comprehensive loss attributable to the non-controlling interest	172	163	101
Total comprehensive loss attributable to shareholders	$ (17,275)	$ (7,653)	$ (6,114)